Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expense
(in thousands)	2017	2016	2015
Current:
Federal	$2,761	$3,578	$3,619
State	385	489	496
Total current	3,146	4,067	4,115
Deferred:
Federal	3,189	(267)	391
State	1,567	(50)	74
Total deferred	4,756	(317)	465
Total income tax expense	$7,902	$3,750	$4,580

Schedule of the applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate
(in thousands)	2017		2016		2015
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$11,316		$11,032		$13,179
Tax at statutory federal income tax rate	$3,847	34.00%	$3,751	34.00%	$4,481	34.00%
Tax Cuts and Jobs Act	3,139	27.74	0	0.00	0	0.00
State restructuring	966	8.54	0	0.00	0	0.00
Tax-exempt income	(394)	(3.48)	(314)	(2.85)	(369)	(2.80)
State income tax, net of federal tax benefit	323	2.85	290	2.63	376	2.85
Other, net	21	0.18	23	0.21	92	0.70
Provision for income tax expense	$7,902	69.83%	$3,750	33.99%	$4,580	34.75%

Schedule of components of deferred tax assets and deferred tax liabilities
(in thousands)	2017	2016
Deferred tax assets:
Allowance for loan losses	$2,279	$3,756
Impairment of other real estate owned	672	1,192
Goodwill	409	1,088
Available-for-sale securities	664	1,187
Nonaccrual loan interest	167	469
Core deposit intangible	160	422
Pension	828	1,415
Deferred taxes on pension	841	1,143
Deferred compensation	87	148
Other	257	402
Total deferred tax assets	$6,364	$11,222
Deferred tax liabilities:
Premises and equipment	$333	$765
Mortgage servicing rights	570	968
Accelerated prepaids	356	0
Other	34	56
Total deferred tax liabilities	1,293	1,789
Net deferred tax assets	$5,071	$9,433